Average Annual Total Returns - Prospectus-SI Class - Payden Emerging Markets Bond Fund	Feb. 28, 2021
JPMorganGBIEMGlobalDiversifiedIndex [Member]
Average Annual Return:
1 Year	5.26%
5 Years	7.07%
Since Inception	5.77%
Inception Date	Apr. 09, 2012
SI Class
Average Annual Return:
1 Year	6.24%
5 Years	7.52%
Since Inception	5.38%
Inception Date	Apr. 09, 2012
SI Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.08%
5 Years	5.06%
Since Inception	2.99%
Inception Date	Apr. 09, 2012
SI Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.58%
5 Years	4.68%
Since Inception	3.04%
Inception Date	Apr. 09, 2012